Stockholders' Equity	9 Months Ended	12 Months Ended
	Feb. 28, 2019	May 31, 2018
Stockholders' Equity
Stockholders' Equity

NOTE 7 — STOCKHOLDERS’ EQUITY

Common Stock

The Company is authorized to issue 20,000,000 shares of common stock with a par value of $0.0001 per share. Holders of the shares of the Company’s common stock are entitled to one vote for each share. At February 28, 2019, there were 6,313,038 shares of common stock issued and outstanding.

Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. At November 30, 2018, there were no shares of preferred stock issued or outstanding.

NOTE 6 — STOCKHOLDERS’ EQUITY

Common Stock

The Company is authorized to issue 20,000,000 shares of common stock with a par value of $0.0001 per share. Holders of the shares of the Company’s common stock are entitled to one vote for each share. At May 31, 2018, there were 6,813,500 shares of common stock issued and outstanding, which reflects the 137,500 shares that were forfeited by the Sponsor due to the underwriters’ over-allotment option being exercised in part, and includes 4,560,757 shares of the Company’s common stock subject to possible redemption.

Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. At May 31, 2018, there were no shares of preferred stock issued or outstanding.